Annual Fund Operating Expenses - TIFF Multi-Asset Fund - TIFF Multi-Asset Fund	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.13%
Other Expenses	0.46%
Expenses for Securities Sold Short	0.07%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.74%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	2.37%	[1]

[1]	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.